Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Regulatory Assets and Liabilities [Abstract]
Regulatory Assets and Liabilities
7. REGULATORY
ASSETS AND LIABILITIES
Regulatory assets represent prudently incurred costs that have been deferred because it is probable they
will be recovered through future rates or tolls collected from customers.
Management believes existing
regulatory assets are probable for recovery either because
the Company received specific approval from
the applicable regulator, or
due to regulatory precedent established for similar circumstances.
If
management no longer considers it probable that an asset
will be recovered, deferred costs are charged
to income.
Regulatory liabilities represent obligations to make refunds to customers or to reduce future revenues for
previous collections. If management no longer considers
it probable that a liability will be settled, the
related amount is recognized in income.
For regulatory assets and liabilities that are amortized, the amortization is as approved by the respective
regulator.
As at December 31 December 31
millions of dollars
2025 (1) 2024 (1)
Regulatory assets
Deferred income tax regulatory assets $
1,385 $
1,227
TEC capital cost recovery for early retired assets
727
737
Pension and post-retirement medical plan
316
395
Storm cost recovery clauses
206
613
TEC capital cost recovery for retired Polk Unit 1 components
178
205
NSPI FAM
102 -
Cost recovery clauses
55
33
Deferrals related to derivative instruments
36
42
Environmental remediations
27
29
Stranded cost recovery
25
27
Other
(2)
141
119
$
3,198 $
3,427
Current $
409 $
595
Long-term
2,789
2,832
Total
regulatory assets
$
3,198 $
3,427
Regulatory liabilities
Deferred income tax regulatory liabilities
751
828
Accumulated reserve – COR
729
733
Cost recovery clauses
75
121
BLPC Self-insurance fund ("SIF") (note 33)
30
32
Deferrals related to derivative instruments
25
44
NSPI FAM -
56
Other
(2)
59
66
$
1,669 $
1,880
Current $
211 $
262
Long-term
1,458
1,618
Total
regulatory liabilities
$
1,669 $
1,880
(1) On August 5, 2024, Emera announced
an agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified
as held for
sale beginning in Q3 2024 and excluded
from the table above. For further details
on the pending transaction, refer to note
4.
(2) Comprised of regulatory assets and liabilities
that are not individually significant.
Deferred Income Tax
Regulatory Assets and Liabilities
To
the extent deferred income taxes are expected to be recovered from or returned to customers in future
years, a regulatory asset or liability is recognized as appropriate
.
TEC Capital Cost Recovery for Early Retired Assets
Represents the remaining net book value of Big Bend Power
Station Units 1 through 3 and smart meter
assets that were early retired. The balance earns a rate of return as permitted by the FPSC and is being
recovered as a separate line item on customer bills for
a period of
15
years, beginning in January 2022.
Pension and Post-Retirement Medical Plan
This asset is primarily related to the deferred costs of pension and post-retirement benefits at TEC and
PGS. Deferred costs of postretirement benefits that are included in expense are recognized as cost of
service for rate-making purposes as permitted by the FPSC, as applicable and amortized over the
remaining service life of plan participants.
Storm Cost Recovery Clauses
TEC and PGS Storm Reserve:
The storm reserve is for hurricanes and other named storms
that cause significant damage to TEC and
PGS systems. As allowed by the FPSC, if charges to the
storm reserve exceed the storm reserve liability,
the excess is to be carried as a regulatory asset. TEC
and PGS can petition the FPSC to seek recovery
of restoration costs over a 12-month period or longer,
as determined by the FPSC, as well as replenish
the reserve.
NSPI Storm Rider:
NSPI has a NSEB approved storm rider for each of 2023,
2024 and 2025, which gives NSPI the option to
apply to the NSEB for recovery of costs if major storm
restoration expense exceeds approximately $
10
million in a given year. The
application for deferral and recovery of the storm rider is
made in the year
following the year of the incurred cost, with recovery beginning in the year after the application.
GBPC Storm Restoration:
This asset includes storm restoration costs incurred by
GBPC related to Hurricane Dorian in 2020 and
Hurricane Matthew in 2016. The Hurricane Matthew asset
was fully amortized at the end of 2024.
TEC Capital Cost Recovery for Retired Polk Unit 1
Components
This regulatory asset relates to the remaining net book value of certain components of Polk Unit 1 that
were early retired on December 31, 2024. The balance earns a rate of return as permitted by the FPSC
and are being recovered through base rates over an 11 -year recovery period beginning on January 1,
2025.
NSPI FAM
NSPI has a NSEB approved FAM,
allowing NSPI to recover fluctuating fuel and certain fuel-related costs
from customers through annual fuel rate adjustments.
Differences between prudently incurred fuel costs
and amounts recovered from customers through electricity
rates in a given year are deferred to a FAM
regulatory asset or liability and recovered from or returned to customers in subsequent periods.
Cost Recovery Clauses
These assets and liabilities are clauses and riders related to
TEC and PGS. They are recovered or
refunded through cost-recovery mechanisms approved
by the FPSC as applicable, on a dollar-for-dollar
basis in a subsequent period.
Deferrals Related to Derivative Instruments
This asset is primarily related to NSPI deferring changes in FV of derivatives that are documented as
economic hedges or that do not qualify for NPNS exemption,
as a regulatory asset or liability as approved
by the NSEB. The realized gain or loss is recognized
when the hedged item settles in regulated fuel for
generation and purchased power,
other income, inventory,
or OM&G, depending on the nature of the item
being economically hedged.
Environmental Remediations
This asset is primarily related to PGS costs associated with environmental remediation at Manufactured
Gas Plant sites. The balance is included in rate base, partially offsetting the related liability,
and earns a
rate of return as permitted by the FPSC. The timing of recovery is based on a settlement agreement
approved by the FPSC.
Stranded Cost Recovery
Due to decommissioning of a GBPC steam turbine in 2012,
the GBPA approved
recovery of a $
21
million
USD stranded cost through electricity rates; it is included in rate base and expected to be included in
rates in future years.
Accumulated Reserve – COR
This regulatory asset or liability represents the non-ARO
COR reserve in TEC, PGS and NSPI. AROs
represent the FV of estimated cash flows associated with
the Company’s legal obligation to retire its
PP&E. Non-ARO COR represent estimated funds received
from customers through depreciation rates to
cover future COR of PP&E value upon retirement that
are not legally required. This reduces rate base for
ratemaking purposes. This liability is reduced as COR are incurred and increased as depreciation is
recorded for existing assets and as new assets are put
into service.
Regulatory Environments and Updates
Florida Electric Utility
TEC is regulated by the FPSC and is also subject to regulation by the Federal Energy Regulatory
Commission. The FPSC sets rates at a level that allows
utilities such as TEC to collect total revenues or
revenue requirements equal to their cost of providing service, plus an appropriate return on invested
capital. Base rates are determined in FPSC rate setting
hearings which can occur at the initiative of TEC,
the FPSC or other interested parties.
TEC’s approved regulated return on equity (“ROE”)
range for 2025 was
9.50
per cent to
11.50
per cent
(2024 – 9.25
per cent to
11.25
per cent) based on an allowed equity capital structure
of
54
per cent. An
ROE of 10.50
per cent (2024 –
10.20
per cent) is used for the calculation of the return on
investments for
clauses.
Base Rates:
On April 2, 2024, TEC filed a rate case with the FPSC for
new base rates. On December 3, 2024, the
FPSC rendered a decision which included annual base
rate increases of $
185
million USD in 2025 and
adjustments of $ 87
million USD and $
9
million USD in 2026 and 2027, respectively.
The allowed equity in
the capital structure will continue to be 54
per cent from investor sources of capital and the allowed
regulatory ROE range is 9.50
per cent to
11.50
per cent with a
10.50
per cent midpoint. On February 3,
2025, the FPSC issued the final order approving the rate case decision, effective January 1, 2025. In
February 2025, a motion for reconsideration on certain
aspects of the final order was filed by an
intervening party with the FPSC. On May 6, 2025, the
FPSC denied the motion for reconsideration,
except with respect to immaterial calculation corrections,
and the final order was issued on June 11,
2025. In March 2025, two intervening parties each filed a notice of appeal to the Florida Supreme Court
regarding the outcome of TEC’s 2024 base rate
proceeding. On January 12, 2026, the intervening parties
filed their briefs related to the appeal. To
date, the FPSC has not responded to the briefs.
On September 4, 2025, TEC petitioned the FPSC to
increase base revenue by $
88
million USD to reflect
the 2026 adjustment in accordance with its 2024 rate case
decision. On November 4, 2025, the FPSC
approved the adjustment, with new rates effective
January 1, 2026.
Fuel Recovery and Other Cost Recovery Clauses:
TEC has a fuel recovery clause approved by the FPSC,
allowing the opportunity to recover fluctuating
fuel expenses from customers through annual fuel rate
adjustments. The FPSC annually approves cost-
recovery rates for purchased power,
capacity, environmental
and conservation costs, including a return
on capital invested. Differences between prudently
incurred fuel costs and the cost-recovery rates
and
amounts recovered from customers through electricity
rates in a year are deferred to a regulatory asset or
liability and recovered from or returned to customers
in subsequent periods.
On April 2, 2024, TEC requested a mid-course adjustment
to its fuel and capacity charges, reflecting a
$ 138
million USD reduction over
12 months
, from June 2024 through May 2025. The requested
reduction
was due to a decrease in actual and projected 2024 natural
gas prices since TEC submitted its projected
2024 costs in the fall of 2023. On May 7, 2024, the FPSC
approved the mid-course adjustment.
Storm Reserve:
On February 4, 2025, the FPSC approved TEC’s
petition for the recovery of $
466
million USD for costs
associated with Hurricane Idalia, Hurricane Debby,
Hurricane Helene and Hurricane Milton and the
associated interest to replenish the storm reserve over
an
18 -month recovery period beginning March
2025. The amount of cost-recovery is subject to a true-up
mechanism with the FPSC.
Canadian Electric Utilities
NSPI
NSPI is a public utility as defined in the Public Utilities
Act of Nova Scotia (“Public Utilities Act”) and is
subject to regulation by the NSEB. The Public Utilities
Act gives the NSEB supervisory powers over
NSPI’s operations and expenditures. Electricity
rates for NSPI’s customers are also subject
to NSEB
approval. NSPI is regulated under a cost-of-service model,
with rates set to recover prudently incurred
costs of providing electricity service to customers and provide a reasonable return to investors.
NSPI is not subject to a general annual rate review process, but rather participates in hearings held from
time to time at NSPI’s or the NSEB’s
request.
NSPI’s approved regulated ROE range for 2025 and
2024 was
8.75
per cent to
9.25
per cent based on
an actual five quarter average regulated common equity
component of up to
40
per cent of approved rate
base.
General Rate Application (“GRA”):
On September 18, 2025, NSPI filed a consensus General Rate
Application (“GRA”) with the NSEB,
reflecting a settlement agreement reached with customer
representatives. The GRA proposes average
annual rate increases of 1.8
per cent in 2026 and
2.4
per cent in 2027. The proposed rates would result
in
annual revenue (fuel and non-fuel) increases of $ 62
million in 2026 and $
108
million in 2027. The hearing
for the matter concluded in January 2026.
Federal Loan Guarantee (“FLG”):
On September 24, 2024, the Government of Canada finalized
an agreement with NSPI, NSPML and the
Province of Nova Scotia (the “Province”) on terms and
conditions for a FLG of $
500
million in debt to be
issued by NSPML to help Nova Scotia customers manage
unrecovered costs of the replacement energy
that was required during the several years of delay in the
Muskrat Falls hydroelectricity project. On
November 29, 2024, the NSEB approved NSPML’s
application to issue the debt, transfer the proceeds
to
NSPI as a refund of a portion of previous NSPML assessment
payments, and increase its annual
assessment charge to NSPI to recover the refund and
related financing costs over a
28 -year period. On
December 16, 2024, the net proceeds of the NSPML debt
issuance were transferred to NSPI and applied
against the FAM regulatory
asset balance.
FAM Asset Sale:
On April 17, 2024, the NSEB approved the sale of $ 117
million of the FAM regulatory
asset to Invest
Nova Scotia, a provincial Crown corporation. On April
30, 2024, the transaction closed and the $
117
million was remitted to NSPI, which resulted in a corresponding decrease of the FAM regulatory
asset.
NSPI is collecting the amortization and financing costs
related to the $
117
million from customers on
behalf of Invest Nova Scotia over a 10
-year period which began in Q2 2024 and is remitting
those
amounts to Invest Nova Scotia quarterly.
Storm Rider:
On December 2, 2024, the NSEB approved the recovery
of $
24
million of major storm restoration and
incremental financing costs deferred to NSPI’s storm
rider in 2023 to be recovered over a
12 -month
period beginning on January 1, 2025.
Hurricane Fiona:
NSPI has NSEB approved regulatory assets for the deferred
recognition of $
25
million in incremental
operating costs incurred during the Hurricane Fiona storm
restoration efforts, and $
10
million of
undepreciated costs related to assets retired, because
of Hurricane Fiona in September 2022. Beginning
on July 1, 2024, these regulatory assets are being amortized over a
10
-year period.
NSPML
Equity earnings from the Maritime Link are dependent
on the approved ROE and operational
performance of NSPML. NSPML’s
approved regulated ROE range is
8.75
per cent to
9.25
per cent,
based on an actual five-quarter average regulated common
equity component of up to
30
per cent.
Newfoundland and Labrador Hydro’s (“NLH”) Nova
Scotia Block (“NS Block”) delivery obligations
commenced in 2021 and delivery will continue over the next 35 years pursuant to the agreements.
On December 23, 2025, NSPML received an interim order
from the NSEB to collect up to $
199
million
from NSPI for the recovery of costs associated with the
Maritime Link in 2026, subject to a monthly
holdback of up to $ 4
million.
On February 4, 2026, NSPML submitted an application with
the NSEB requesting the termination of the
holdback mechanism.
On September 24, 2024, the Government of Canada finalized
an agreement with NSPI, NSPML, and the
Province on terms and conditions for a FLG of $ 500
million in debt to be issued by NSPML. For further
information, refer to the NSPI section above.
On November 29, 2024, NSPML received approval from the
NSEB to collect up to $
197
million in 2025
from NSPI, which included $ 158
million for the recovery of costs associated with the Maritime
Link, and
$ 39
million associated with the additional FLG debt and financing costs noted in the NSPI section above.
Payments from NSPI were subject to a holdback of up
to $
4
million per month. There was
no
holdback
recorded for the year ended December 31, 2025 (2024 – nil ).
Gas Utilities and Infrastructure
PGS
PGS is regulated by the FPSC. The FPSC sets rates at
a level that allows utilities such as PGS to collect
total revenues or revenue requirements equal to their
cost of providing service, plus an appropriate return
on invested capital. Base rates are determined in FPSC rate setting hearings which can occur at the
initiative of PGS, the FPSC or other interested parties.
PGS’s approved ROE range for 2025 and 2024
was
9.15
per cent to
11.15
per cent with a
10.15
per cent
midpoint, based on an allowed equity capital structure
of
54.7
per cent.
Base Rates:
On March 31, 2025, PGS filed a rate case with the FPSC for
new rates to become effective January 1,
2026. On August 13, 2025, PGS and the intervening parties
filed a settlement agreement with the FPSC
for a $ 67
million USD increase in 2026 annual base rates, which includes
$
7
million USD from the cast
iron and bare steel replacement rider,
and additional adjustments of $
25
million USD in 2027 and up to $
5
million USD in 2028, subject to FPSC approval. This reflects
a
10.30
per cent midpoint ROE and
54.7
per
cent equity thickness. On October 31, 2025, the FPSC
issued the final order approving the settlement.
Fuel Recovery:
PGS recovers the costs it pays for gas supply and
interstate transportation for system supply through its
Purchased Gas Adjustment Clause (“PGAC”). This clause is designed to recover actual costs incurred by
PGS for purchased gas, gas storage services, interstate pipeline capacity, and
other related items
associated with the purchase, distribution, and sale of
natural gas to its customers.
These charges may
be adjusted monthly based on a cap approved annually
by the FPSC.
Recovery of Energy Conservation and Pipeline Replacement
Programs:
The FPSC annually approves a conservation charge that
is intended to permit PGS to recover prudently
incurred expenditures in developing and implementing
cost effective energy conservation programs
which
are required by Florida law and approved and monitored
by the FPSC. PGS also has a Cast Iron/Bare
Steel Pipe Replacement clause to recover the cost of accelerating the replacement of cast iron and bare
steel distribution lines in the PGS system. In February 2017, the FPSC approved expansion of the Cast
Iron/Bare Steel clause to allow recovery of accelerated
replacement of certain obsolete plastic pipe. The
majority of cast iron and bare steel pipe has been removed
from its system, with replacement of obsolete
plastic pipe continuing until 2028 under the rider.
NMGC
NMGC is subject to regulation by the NMPRC. The NMPRC
sets rates at a level that allows NMGC to
collect total revenues or revenue requirements equal to
its cost of providing service, plus an appropriate
return on invested capital.
NMGC’s approved ROE for 2025 and 2024
was
9.375
per cent on an allowed equity capital structure of
52
per cent.
Base Rates:
On September 14, 2023, NMGC filed a rate case with
the NMPRC for new base rates.
On March 1, 2024,
NMGC filed with the NMPRC a settlement with the support
of all parties in the case for an increase of $
30
million USD in annual base revenues and maintaining
NMGC’s ROE at
9.375
per cent. The rates reflect
the recovery of increased operating costs and capital investments in pipeline projects and related
infrastructure, as well as a new customer information and
billing system. NMGC also agreed to withdraw,
and to not reassert in a future rate case application,
its request for a regulatory asset for costs associated
with its 2022 application for a certificate of public convenience and necessity for a liquefied natural gas
storage facility in New Mexico. The NMPRC approved
the rate case settlement on July 25, 2024. New
rates became effective October 1, 2024.
Fuel Recovery:
NMGC recovers gas supply costs through a PGAC. This
clause recovers actual costs for purchased gas,
gas storage services, interstate pipeline capacity,
and other related items associated with the purchase,
transmission, distribution, and sale of natural gas to its
customers. On a monthly basis, NMGC can adjust
charges based on the next month’s expected cost
of gas and any prior month under-recovery or over-
recovery. The NMPRC
requires that NMGC annually file a reconciliation
of the PGAC period costs and
recoveries. NMGC must file a PGAC Continuation Filing
with the NMPRC every four years to establish
that the continued use of the PGAC is reasonable and
necessary. NMGC
received approval of its PGAC
Continuation in December 2024, for the four-year period
ending December 2028.
Brunswick Pipeline
Brunswick Pipeline is a 145
-kilometre pipeline delivering natural gas from the Saint
John LNG import
terminal near Saint John, New Brunswick to markets in
the northeastern US. Brunswick Pipeline entered
into a 25
-year firm service agreement commencing in July
2009 with Repsol Energy Canada. The
agreement provides for a predetermined toll increase
in the fifth and fifteenth year of the contract. The
pipeline is considered a Group II pipeline regulated by
the Canada Energy Regulator (“CER”). The CER
Gas Transportation Tariff
is filed by Brunswick Pipeline in compliance with the
requirements of the CER
Act and sets forth the terms and conditions of the transportation rendered by Brunswick Pipeline.
Other Electric Utilities
BLPC
BLPC is regulated by the Fair Trading
Commission (“FTC”), under the Utilities Regulation (Procedural)
Rules 2003. BLPC is regulated under a cost-of-service model, with rates set to recover prudently incurred
costs of providing electricity service to customers plus
an appropriate return on capital invested. BLPC’s
approved regulated return on rate base was 10
per cent for 2025 and 2024.
Base Rates:
In 2021, BLPC submitted a general rate review application
to the FTC. In September 2022, the FTC
granted BLPC interim rate relief, allowing an increase in base rates of approximately $
1
million USD per
month. On February 15, 2023, the FTC issued a decision
on the application which included the following
significant items: an allowed regulatory ROE of 11.75
per cent, an equity capital structure of
55
per cent,
a directive to update the major components of rate base
to September 16, 2022, and a directive to
establish regulatory liabilities totalling approximately $ 71 million USD. On March 7, 2023, BLPC filed a
Motion for Review and Variation
(the “Motion”) and applied for a stay of the FTC’s
decision, which was
subsequently granted. On November 20, 2023, the FTC
issued their decision dismissing the Motion.
Interim rates continue to be in effect through to
a date to be determined in a final decision and order.
On December 1, 2023, BLPC appealed certain aspects
of the FTC’s February 15 and November 20,
2023, decisions to the Supreme Court of Barbados in the
High Court of Justice (the “Court”) and
requested that they be stayed. On December 11,
2023, the Court granted the stay.
BLPC’s position is
that the FTC made errors of law and jurisdiction in their
decisions and believes the success of the appeal
is probable, and as a result, the adjustments to BLPC’s
final rates and rate base, including any
adjustments to regulatory assets and liabilities, have not been recorded at this time. The appeal was
heard in December 2025 and will continue in early 2026.
Licenses:
BLPC currently operates pursuant to a single integrated license to generate, transmit and distribute
electricity on the island of Barbados until 2028. In 2019, the Government of Barbados passed legislation
requiring multiple licenses for the supply of electricity.
In November 2025, the Government of Barbados
and BLPC agreed to new Transmission,
Distribution, Sales and Dispatch (“T&D”) and Generation
and
Energy Storage (“G&S”) licenses. The G&S license will be
valid until 2047, unless otherwise extended.
The T&D license will be valid for 30 years
. These new non-exclusive licenses have since been
signed
and will become effective upon the repeal of
the existing license. BLPC continues to operate
under its
current statutory authority while preparing for the transition to the new licensing framework.
Fuel Recovery:
BLPC’s fuel costs flow through a fuel pass-through
mechanism which provides opportunity to recover
all
prudently incurred fuel costs from customers in a timely
manner. The calculation of the fuel
charge is
adjusted on a monthly basis and reported to the FTC for
approval.
GBPC
GBPC is regulated by the GBPA.
The GBPA
has granted GBPC a licensed, regulated and exclusive
franchise to produce, transmit and distribute electricity
on the island until 2054. Rates are set to recover
prudently incurred costs of providing electricity service
to customers plus an appropriate return on rate
base. GBPC’s approved regulated return on rate base
is
8.52
per cent.
Electricity Act, 2024:
On June 1, 2024, the Electricity Act, 2024 took effect.
The legislation purports to remove the jurisdiction of
the GBPA over GBPC
and to have the Utilities Regulation and Competition
Authority, another
Bahamian
regulator, regulate GBPC.
Base Rates:
There is a fuel pass-through mechanism and tariff review
policy with new rates submitted every three
years. On August 1, 2024, as required by the GBPA
Operating Protocol and Regulatory Framework
Agreement, GBPC filed a rate plan proposal.
Fuel Recovery:
GBPC’s fuel costs flow through a fuel pass-through
mechanism which provides the opportunity to recover
all prudently incurred fuel costs from customers in a timely manner. In 2025 and 2024,
the fuel pass
through charge was adjusted monthly,
in-line with actual fuel and other associated costs.